Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 15, 2011
Document Information [Line Items]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	CDSI
Entity Registrant Name	CDSI HOLDINGS INC
Entity Central Index Key	0001023994
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		3,270,000

CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 13,430	$ 5,586
Total assets	13,430	5,586
Current liabilities:
Accounts payable and accrued expenses	37,962	9,076
Accrued interest on revolving credit promissory note	8,253	3,930
Total current liabilities	46,215	13,006
Revolving credit promissory note from related party	68,500	37,500
Commitments and contingencies
Stockholders' deficiency:
Preferred stock, $.01 par value. Authorized 5,000,000 shares; no shares issued and outstanding
Common stock, $.01 par value. Authorized 25,000,000 shares; 3,270,000 shares issued and outstanding	32,700	32,700
Additional paid-in capital	8,223,444	8,223,444
Accumulated deficit	(8,357,429)	(8,301,064)
Accumulated other comprehensive income
Total stockholders' deficiency	(101,285)	(44,920)
Total liabilities and stockholders' deficiency	$ 13,430	$ 5,586

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, Authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, Authorized	25,000,000	25,000,000
Common stock, shares issued	3,270,000	3,270,000
Common stock, shares outstanding	3,270,000	3,270,000

CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues
Cost and expenses:
General and administrative	41,210	9,352	52,042	17,270
Costs and Expenses, Total	41,210	9,352	52,042	17,270
Operating loss	(41,210)	(9,352)	(52,042)	(17,270)
Other income (expense):
Interest expense	(1,613)	(624)	(4,323)	(1,245)
Recovery of unclaimed property		2,825		2,825
Total other income (expense)	(1,613)	2,201	(4,323)	1,580
Net loss	$ (42,823)	$ (7,151)	$ (56,365)	$ (15,690)
Net loss per share (basic and diluted)	$ (0.01)	$ 0	$ (0.02)	$ 0
Shares used in computing net loss per share	3,270,000	3,232,087	3,270,000	3,176,353

CONDENSED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net loss	$ (56,365)	$ (15,690)
Changes in assets and liabilities:
Increase in other receivable		(2,825)
Increase (decrease) in accounts payable and accrued expenses	28,886	(3,924)
Increase in accrued interest on revolving credit promissory note	4,323	1,245
Net cash used in operating activities	(23,156)	(21,194)
Net cash from investing activities
Net cash from financing activities
Borrowings under revolving credit promissory note	31,000	15,000
Proceeds from issuance of common stock		15,000
Net cash provided by financing activities	31,000	30,000
Net increase in cash and cash equivalents	7,844	8,806
Cash and cash equivalents at beginning of period	5,586	9,004
Cash and cash equivalents at end of period	$ 13,430	$ 17,810

Business and Organization	6 Months Ended
Jun. 30, 2011
Business and Organization
(1)	Business and Organization

CDSI Holdings Inc. (the “Company” or “CDSI”) was incorporated in Delaware on December 29, 1993 and is a shell company as defined in Rule 12b-2 of the Securities Exchange Act of 1934.  On January 12, 1999, the Company’s stockholders voted to change the corporate name of the Company from PC411, Inc. to CDSI Holdings Inc.  Prior to May 1998, the Company’s principal business was an on-line electronic delivery information service that transmitted name, address, telephone number and other related information digitally to users of personal computers (the “PC411 Service”).  In May 1998, the Company acquired Controlled Distribution Systems, Inc. (“CDS”), a company engaged in the marketing and leasing of an inventory control system for tobacco products.  In February 2000, CDSI announced CDS would no longer actively engage in the business of marketing and leasing the inventory control system. In November 2003, the Company and its wholly-owned subsidiary CDS merged with the Company as the surviving corporation.

At June 30, 2011, the Company had an accumulated deficit of  $8,357,429.  The Company has reported an operating loss in each of its fiscal quarters since inception and it expects to continue to incur operating losses in the immediate future.  There is a risk the Company will continue to incur operating losses.

Through June 30, 2011, CDSI was seeking acquisition and investment opportunities.  On July 27, 2011, CDSI entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) by and among CDSI, CDSI Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of CDSI (“Merger Sub”), SG Blocks, Inc., a Delaware corporation (“SG Blocks”), and certain stockholders of SG Blocks (“Signing Stockholders”). See Note 6.  Upon the consummation of the transactions contemplated by the Merger Agreement, Merger Sub will be merged with and into SG Blocks, with SG Blocks surviving the merger and becoming a wholly-owned subsidiary of CDSI.  As CDSI has only limited cash resources, CDSI’s ability to complete the transactions contemplated by the Merger Agreement or any other acquisition or investment opportunities it may identify will depend on its ability to raise additional financing, as to which there can be no assurance. There can be no assurance that the Company will successfully complete or integrate any acquisition or investment, or that acquisitions or investments, if completed, will contribute favorably to its operations and future financial condition.

Principles of Reporting	6 Months Ended
Jun. 30, 2011
Principles of Reporting
(2)	Principles of Reporting

The condensed financial statements of the Company as of June 30, 2011 presented herein have been prepared by the Company and are unaudited.  In the opinion of management, all adjustments, consisting only of normal recurring adjustments necessary to present fairly the financial position as of June 30, 2011 and the results of operations and cash flows for all periods presented, have been made.  Results for the interim periods are not necessarily indicative of the results for the entire year.

These unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2010 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (Commission File No. 000-22563).

Use of Estimates

The preparation of the unaudited condensed financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Other Income	6 Months Ended
Jun. 30, 2011
Other Income
(3)	Other Income
The Company recorded other income of $2,825 for the three and six months ended June 30, 2010 due to the recovery of unclaimed property.

Comprehensive Loss	6 Months Ended
Jun. 30, 2011
Comprehensive Loss
(4)	Comprehensive Loss

The Company's comprehensive loss was  $42,823 and  $56,365 for the three and six months ended June 30, 2011, respectively.  The Company's comprehensive loss was  $7,151 and  $15,690 for the three and six months ended June 30, 2010, respectively.

Related Party Transactions	6 Months Ended
Jun. 30, 2011
Related Party Transactions
(5)	Related Party Transactions

There was a balance of  $68,500 and  $37,500 outstanding under the 11% Revolving Credit Promissory Note (the “Revolver”) due 2012 at June 30, 2011 and December 31, 2010, respectively. Accrued interest on the Revolver was  $8,253 as of June 30, 2011.  Interest expense on the Revolver was  $1,613 and  $624 for the three months ended June 30, 2011 and 2010, respectively.  Interest on the Revolver was  $4,323 and  $1,245 for the six months ended June 30, 2011 and 2010, respectively. Included in the increase in interest expense in the 2011 six-month period was the impact of an error identified by the Company, which resulted in an out-of-period adjustment of approximately  $1,390. The error was a mathematical error made in the fourth quarter of 2010. The Company assessed the materiality of this error on the 2010 financial statements in accordance with ASC 250-10-S99-1 and concluded that the error was immaterial to such financial statements. The impact of correcting this error in the current year will not be material to the Company’s 2011 financial statements. This adjustment was recognized within interest expense in the condensed statement of operations.

On January 26, 2011, the Company and Vector entered into an amendment to the Revolver increasing the amount that the Company may borrow thereunder from  $50,000 to  $100,000.

Subsequent Event	6 Months Ended
Jun. 30, 2011
Subsequent Event
(6)	Subsequent Event

On July 27, 2011, CDSI entered into the Merger Agreement with Merger Sub, SG Blocks and the Signing Stockholders.  Upon the consummation of the transactions contemplated by the Merger Agreement, Merger Sub will be merged with and into SG Blocks, with SG Blocks surviving the merger and becoming a wholly-owned subsidiary of CDSI (the “Merger”).

Upon consummation of the Merger, the holders of common stock of SG Blocks will receive an aggregate of 36,050,741 shares of CDSI common stock.   Additionally, Ladenburg Thalmann & Co. Inc. (“Ladenburg”) will receive in the Merger 408,750 shares of CDSI common stock pursuant to contractual obligations between SG Blocks and Ladenburg.

Upon consummation of the Merger, all outstanding SG Blocks warrants shall be cancelled and substituted with warrants of similar tenor to purchase an aggregate of 1,145,509 shares of CDSI common stock.

As a result of the foregoing transactions, the current holders of common stock of CDSI will own an aggregate of 8% of the common stock of CDSI on a fully diluted basis, the stockholders and warrant holders of SG Blocks will beneficially own an aggregate of 91% of the common stock of CDSI on a fully diluted basis and Ladenburg will own an aggregate of 1% of the common stock of CDSI on a fully diluted basis (not including the warrants to purchase shares of CDSI common stock it will receive in the Merger as a result of it currently holding warrants to purchase shares of SG Blocks common stock).

If approved, the Merger is expected to be consummated in September 2011, after the required approval by the stockholders of SG Blocks and the fulfillment of certain other conditions, as described in the Merger Agreement.